S000034846 [Member] Investment Objectives and Goals - Wilmington Municipal Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.